Income Taxes - Effect of Tax Holidays (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
The aggregate amount of effect	$ (3,431)	$ (9,764)	$ (3,929)
Basic and diluted net loss per share effect	$ 0.01	$ 0.02	$ 0.01